Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income

The following is a continuity schedule of accumulated other comprehensive income:

	2013	2012	2011

Accumulated net unrealized gain on translation of net investment in foreign operations
Balance, beginning of year	$629	$547	$759
Net unrealized (loss) gain	(133)	86	(171)
Repurchase of shares under normal course issuer bids [note 19]	(42)	(4)	(41)

Balance, end of year	454	629	547

Accumulated net unrealized (loss) gain on cash flow hedges [b]
Balance, beginning of year	34	(23)	40
Net unrealized (loss) gain	(39)	75	(41)
Reclassification of net gain to net income [a]	(15)	(18)	(22)

Balance, end of year	(20)	34	(23)

Accumulated net unrealized loss on other long-term liabilities [b]
Balance, beginning of year	(168)	(107)	(58)
Net unrealized gain (loss)	44	(72)	(52)
Reclassification of net loss to net income [a]	7	11	3

Balance, end of year	(117)	(168)	(107)

Accumulated net unrealized (loss) gain on available-for-sale investments
Balance, beginning of year	1	5	11
Net unrealized loss	(5)	(4)	(6)

Balance, end of year	(4)	1	5

Total accumulated other comprehensive income [c]	$313	$496	$422

Schedule of Net Income Amounts Reclassified from AOCI
[a]	The effects on net income of amounts reclassified from AOCI, with presentation location, were as follows:

	2013	2012	2011

Cash flow hedges
Sales	$3	$24	$16
Cost of sales	18	(1)	15
Income tax	(6)	(5)	(9)

Net of tax	15	18	22

Other long-term liabilities
Cost of sales	(8)	(14)	(5)
Income tax	1	3	2

Net of tax	(7)	(11)	(3)

Total gains reclassified to net income	$8	$7	$19

Summary of Income Tax Benefit (Obligation) to Component of Other Comprehensive Income
[b]	The amount of income tax benefit (obligation) that has been allocated to each component of other comprehensive income is as follows:

	2013	2012	2011

Accumulated net unrealized (loss) gain on cash flow hedges
Balance, beginning of year	$(13)	$12	$(15)
Net unrealized loss (gain)	11	(30)	18
Reclassification of net gain to net income	6	5	9

Balance, end of year	4	(13)	12

Accumulated net unrealized loss on other long-term liabilities
Balance, beginning of year	36	24	1
Net unrealized (gain) loss	(21)	15	25
Reclassification of net loss to net income	(1)	(3)	(2)

Balance, end of year	14	36	24

Total income tax benefit	$18	$23	$36